UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2015

Semi-Annual Repor t

QS Legg Mason

Variable Asset Allocation Series

QS Legg Mason Variable Growth

QS Legg Mason Variable Moderate Growth

QS Legg Mason Variable Conservative Growth

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Legg Mason Variable Asset Allocation Series

QS Legg Mason Variable Asset Allocation Series (“Variable Asset Allocation Series”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds”, investing in other mutual funds, and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Legg Mason Variable Asset Allocation Series for the six-month reporting period ended June 30, 2015. Please read on for performance information for each Portfolio and a detailed look at prevailing economic and market conditions during the Portfolios’ reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Portfolios, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

Special shareholder notice

Effective May 1, 2015, each Portfolio’s name, investment policies and strategies were changed. Please see each Portfolio’s prospectus dated May 1, 2015 for additional information.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

II	QS Legg Mason Variable Asset Allocation Series

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended June 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s initial estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 2.3%. The upturn was driven by an increase in exports, an acceleration in PCE, a deceleration in imports and increased state and local government spending.

Activity in the U.S. manufacturing sector initially moderated and then strengthened during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion).

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. By June 2015, unemployment was 5.3%, its lowest level since April 2008.

Turning to the global economy, in its July 2015 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said “A setback to activity in the first quarter of 2015, mostly in North America, has resulted in a small downward revision to global growth for 2015 relative to the April 2015 World Economic Outlook Update. Nevertheless, the underlying drivers for a gradual acceleration in economic activity in advanced economies — easy financial conditions, more neutral fiscal policy in the euro area, lower fuel prices, and improving confidence and labor market conditions — remain intact.” From a regional perspective, the IMF projects that 2015 growth in the Eurozone will be 1.5%, versus 0.8% in 2014. Japan’s economy is expected to expand 0.8% in 2015, compared to -0.1% in 2014. Elsewhere, the IMF said that overall growth in emerging market countries will decelerate in 2015, with growth of 4.2% versus 4.6% in 2014.

QS Legg Mason Variable Asset Allocation Series	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that ended on July 29, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. The ECB reduced rates in June and September 2014, before the beginning of the reporting period. Then, in January 2015 the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. At the end of October 2014, the Bank of Japan announced that it would increase its asset purchases between 10 trillion yen and 20 trillion yen ($90.7 billion to $181.3 billion) to approximately 80 trillion yen ($725 billion) annually, in an attempt to stimulate growth. Elsewhere, after holding rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates four times during the reporting period. Its most recent cut in June 2015 dropped rates to 4.85%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market rose modestly over the six months ended June 30, 2015 although with notable volatility. The market fell sharply in January 2015 due to concerns over global growth and geopolitical issues. The market then moved sharply higher in February given strong investor risk appetite. After another bout of weakness in March, the market rallied in April and May, only to again decline in June, as investor sentiment soured amid the mounting debt crisis in Greece. All told, for the six months ended June 30, 2015, the S&P 500 Indexvi gained 1.23%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvii returning

4.75% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexviii, gained 1.71% and mid-cap stocks, as measured by the Russell Midcap Indexix rose 2.35%. From an investment style perspective, growth stocks handily outperformed value. The Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 4.33% and -0.51%, respectively, during the six months ended June 30, 2015.

Q. How did the international stock market perform during the reporting period?

A. Developed market equities, as measured by the MSCI EAFE Indexxii, gained 5.52% during the six months ended June 30, 2015. Emerging market equities produced relatively weaker results, as the MSCI Emerging Markets Indexxiii returned 2.95% during the reporting period. Emerging market equities were impacted by concerns about global growth, fluctuating oil and currency prices, and bouts of investor risk aversion.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2015?

A. Short-term Treasury yields edged lower, whereas long-term Treasury yields increased during the reporting period. When the reporting period began, the yield on the two-year Treasury note was 0.67%. It peaked at 0.75% on June 10, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.64%. The yield on the ten-year Treasury note began the period at 2.17% and its peak of 2.50% occurred on June 10, 2015. The yield on the ten-year Treasury note was as low as 1.68% in late January/early February 2015 and concluded the reporting period at 2.35%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive, albeit small gains, during the reporting period. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexxiv, declined 0.10% during the six months ended June 30, 2015.

Q. How did the high-yield bond market perform over the six months ended June 30, 2015?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, returned 2.53% for the six months ended June 30, 2015. High yield bonds were volatile during the reporting period. While the underlying fundamentals in the high-yield market remained generally solid and default rates were well below their long-term average, the asset class posted negative returns in March and June 2015 when investor risk aversion increased.

IV	QS Legg Mason Variable Asset Allocation Series

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi returned 1.76% during the six months ended June 30, 2015. The asset class rose during the first four months of the reporting period, but those gains were partially offset by weakness in May and June 2015. These setbacks were triggered by a number of factors, including expectations for future Fed rate hikes and geopolitical issues.

QS Legg Mason Variable Asset Allocation Series	V

Investment commentary (cont’d)

QS Legg Mason Variable Growth1

QS Legg Mason Variable Growth seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2015, QS Legg Mason Variable Growth1 returned 2.27%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Indexxvii and the Variable Growth Composite Benchmarkxviii, returned -0.10%, 1.94% and 3.01%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average2 returned 2.67% for the same period.

Performance Snapshot as of June 30, 2015 (unaudited)
6 months
QS Legg Mason Variable Growth[1]	2.27%
Barclays U.S. Aggregate Index	-0.10%
Russell 3000 Index	1.94%
Variable Growth Composite Benchmark	3.01%
Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average[2]	2.67%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds.

Prior to May 1, 2015, the Portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 85%.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2015, the gross total annual operating expense ratio for the Portfolio was 0.89%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets is not expected to exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 53 funds in the Portfolio’s Lipper category.

†	Includes fees and expenses of the underlying funds in which the Portfolio invests.

VI	QS Legg Mason Variable Asset Allocation Series

QS Legg Mason Variable Moderate Growth1

QS Legg Mason Variable Moderate Growth seeks long-term growth of capital. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2015, QS Legg Mason Variable Moderate Growth1 returned 1.80%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Index and the Variable Moderate Growth Composite Benchmarkxix, returned -0.10%, 1.94% and 2.41%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average2 returned 1.91% over the same time frame.

Performance Snapsot as of June 30, 2015 (unaudited)
6 months
QS Legg Mason Variable Moderate Growth[1]	1.80%
Barclays U.S. Aggregate Index	-0.10%
Russell 3000 Index	1.94%
Variable Moderate Growth Composite Benchmark	2.41%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[2]	1.91%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds.

Prior to May 1, 2015, the Portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 70%.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2015, the gross total annual operating expense ratio for the Portfolio was 0.93%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets is not expected to exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 227 funds in the Portfolio’s Lipper category.

†	Includes fees and expenses of the underlying funds in which the Portfolio invests.

QS Legg Mason Variable Asset Allocation Series	VII

Investment commentary (cont’d)

QS Legg Mason Variable Conservative Growth1

QS Legg Mason Variable Conservative Growth seeks balance of growth of capital and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2015, QS Legg Mason Variable Conservative Growth1 returned 1.42%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Variable Conservative Growth Composite Benchmarkxx, returned -0.10%, 1.71% and 1.82%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average2 returned 1.41% over the same time frame.

Performance Snapshot as of June 30, 2015 (unaudited)
6 months
QS Legg Mason Variable Conservative Growth[1]	1.42%
Barclays U.S. Aggregate Index	-0.10%
Russell 1000 Index	1.71%
Variable Conservative Growth Composite Benchmark	1.82%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average[2]	1.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds.

Prior to May 1, 2015, the Portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 50%.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2015, the gross total annual operating expense ratio for the Portfolio was 0.81%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets is not expected to exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 225 funds in the Portfolio’s Lipper category.

†	Includes fees and expenses of the underlying funds in which the Portfolio invests.

VIII	QS Legg Mason Variable Asset Allocation Series

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

RISKS: Equity securities are subject to price fluctuation. Fixed-income securities are subject to interest rate and credit risks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see the Portfolios’ prospectuses for a more complete discussion of these and other risks, and the Portfolios’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

viii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

ix

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

[x]

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xiii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xviii

The Variable Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xix

The Variable Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield – 2% Issuer Cap Index.

xx

The Variable Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. Corporate High Yield – 2% Issuer Cap Index.

QS Legg Mason Variable Asset Allocation Series	IX

Portfolios at a glance (unaudited)

QS Legg Mason Variable Growth Breakdown† as of — June 30, 2015

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.6 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
11.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Health Care Consumer Discretionary
10.0 Legg Mason Partners Equity Trust — QS Batterymarch Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
9.5 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
8.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
8.7 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
8.5 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Industrials Financials Energy
7.3 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
6.3 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.7 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Industrials Health Care
5.1 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
2.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples
2.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities
0.6 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Financials Health Care
0.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-backed Securities Collateralized Mortgage Obligations Sovereign Bonds

QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report	1

Portfolios at a glance (unaudited) (cont’d)

QS Legg Mason Variable Moderate Growth Breakdown† as of — June 30, 2015

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.6 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-backed Securities Collateralized Mortgage Obligations Sovereign Bonds
10.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Health Care Consumer Discretionary
10.0 Legg Mason Partners Equity Trust — QS Batterymarch Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
9.1 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
7.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
7.3 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
6.9 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
6.3 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
6.0 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.8 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Industrials Financials Energy
4.6 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Industrials Health Care
3.9 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities
3.9 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
2.6 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples
2.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Financials Health Care
1.7 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Collateralized Mortgage Obligations Mortgage-backed Securities U.S. Government & Agency Obligations Asset-backed Securities

2	QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report

QS Legg Mason Variable Conservative Growth Breakdown† as of — June 30, 2015

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
22.7 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-backed Securities Collateralized Mortgage Obligations Sovereign Bonds
10.0 Legg Mason Partners Equity Trust — QS Batterymarch Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
8.7 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Collateralized Mortgage Obligations Mortgage-backed Securities U.S. Government & Agency Obligations Asset-backed Securities
7.2 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Health Care Consumer Discretionary
6.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
6.3 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
5.6 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
4.9 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.3 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities
4.3 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Financials Health Care
4.0 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
3.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
3.4 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Industrials Health Care
3.3 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Industrials Financials Energy
3.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
1.6 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples

QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report	3

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolios and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolios with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
QS Legg Mason Variable Growth	2.27%	$1,000.00	$1,022.70	0.08%	$0.40	QS Legg Mason Variable Growth	5.00%	$1,000.00	$1,024.40	0.08%	$0.40
QS Legg Mason Variable Moderate Growth	1.80	1,000.00	1,018.00	0.17	0.85	QS Legg Mason Variable Moderate Growth	5.00	1,000.00	1,023.95	0.17	0.85
QS Legg Mason Variable Conservative Growth	1.42	1,000.00	1,014.20	0.11	0.55	QS Legg Mason Variable Conservative Growth	5.00	1,000.00	1,024.25	0.11	0.55

[1]	For the six months ended June 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which each Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each Portfolio’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4	QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report

Schedules of investments (unaudited)

June 30, 2015

QS Legg Mason Variable Growth

Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		722,460	$14,066,302
QS Batterymarch International Equity Fund, Class IS Shares		997,210	15,506,621
QS Legg Mason Strategic Real Return Fund, Class IS Shares		618,991	7,774,528
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		38,963	8,932,636
ClearBridge Appreciation Fund, Class IS Shares		520,451	10,731,700
ClearBridge International Value Fund, Class IS Shares		600,583	6,312,127
ClearBridge Large Cap Growth Fund, Class IS Shares		96,017	3,385,570
ClearBridge Mid Cap Core Fund, Class IS Shares		199,047	6,976,589
ClearBridge Small Cap Growth Fund, Class IS Shares		386,456	11,682,559
QS Batterymarch Global Dividend Fund, Class IS Shares		1,108,894	12,297,636
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		627,301	10,689,215
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		874,367	10,457,433
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		30,370	349,259
Western Asset High Yield Fund, Class IS Shares		79,895	680,702
Western Asset Macro Opportunities Fund, Class IS Shares		283,864	3,079,922
Total Investments in Underlying Funds before Short-Term Investments (Cost — $93,020,457)			122,922,799

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $88,627)	0.103%	88,627	88,627
Total Investments — 100.0% (Cost — $93,109,084#)			123,011,426
Other Assets in Excess of Liabilities — 0.0%			33,797
Total Net Assets — 100.0%			$123,045,223

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report	5

Schedules of investments (unaudited) (cont’d)

June 30, 2015

QS Legg Mason Variable Moderate Growth

Description	Shares	Value
Investments in Underlying Funds(a) — 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	237,800	$4,629,957
QS Batterymarch International Equity Fund, Class IS Shares	258,271	4,016,118
QS Legg Mason Strategic Real Return Fund, Class IS Shares	222,942	2,800,157
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	11,637	2,667,949
ClearBridge Appreciation Fund, Class IS Shares	168,992	3,484,623
ClearBridge International Value Fund, Class IS Shares	163,491	1,718,290
ClearBridge Large Cap Growth Fund, Class IS Shares	33,149	1,168,834
ClearBridge Mid Cap Core Fund, Class IS Shares	58,430	2,047,961
ClearBridge Small Cap Growth Fund, Class IS Shares	106,663	3,224,435
QS Batterymarch Global Dividend Fund, Class IS Shares	400,211	4,438,341
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	180,061	3,068,232
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	214,570	2,566,252
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	59,899	731,960
Western Asset Core Plus Bond Fund, Class IS Shares	446,898	5,139,330
Western Asset High Yield Fund, Class IS Shares	102,418	872,598
Western Asset Macro Opportunities Fund, Class IS Shares	159,646	1,732,154
Total Investments — 100.0% (Cost — $34,368,789#)		44,307,191
Liabilities in Excess of Other Assets — 0.0%		(21,756)
Total Net Assets — 100.0%		$44,285,435

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report

QS Legg Mason Variable Conservative Growth

Description		Shares	Value
Investments in Underlying Funds(a) — 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		397,017	$7,729,929
QS Batterymarch International Equity Fund, Class IS Shares		336,507	5,232,680
QS Legg Mason Strategic Real Return Fund, Class IS Shares		542,958	6,819,553
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		18,441	4,227,799
ClearBridge Appreciation Fund, Class IS Shares		293,219	6,046,183
ClearBridge International Value Fund, Class IS Shares		325,527	3,421,290
ClearBridge Large Cap Growth Fund, Class IS Shares		48,527	1,711,074
ClearBridge Mid Cap Core Fund, Class IS Shares		104,575	3,665,362
ClearBridge Small Cap Growth Fund, Class IS Shares		235,200	7,110,110
QS Batterymarch Global Dividend Fund, Class IS Shares		968,127	10,736,523
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		254,087	4,329,636
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		292,327	3,496,228
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		763,003	9,323,900
Western Asset Core Plus Bond Fund, Class IS Shares		2,122,887	24,413,205
Western Asset High Yield Fund, Class IS Shares		537,006	4,575,288
Western Asset Macro Opportunities Fund, Class IS Shares		430,790	4,674,068
Total Investments in Underlying Funds before Short-Term Investments (Cost — $88,444,208)			107,512,828

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $125,271)	0.103%	125,271	125,271
Total Investments — 100.1% (Cost — $88,569,479#)			107,638,099
Liabilities in Excess of Other Assets — (0.1)%			(75,165)
Total Net Assets — 100.0%			$107,562,934

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report	7

Statements of assets and liabilities (unaudited)

June 30, 2015

	QS Legg Mason Variable Growth	QS Legg Mason Variable Moderate Growth	QS Legg Mason Variable Conservative Growth

Assets:
Investments in affiliated Underlying Funds, at cost	$93,020,457	$34,368,789	$88,444,208
Short-term investments, at cost	88,627	—	125,271
Investments in affiliated Underlying Funds, at value	$122,922,799	$44,307,191	$107,512,828
Short-term investments, at value	88,627	—	125,271
Receivable for Underlying Funds sold	155,000	100,000	—
Receivable for Portfolio shares sold	54	90	—
Interest receivable	24	7	13
Prepaid expenses	503	271	490
Total Assets	123,167,007	44,407,559	107,638,602

Liabilities:
Payable for Portfolio shares repurchased	80,686	81,194	24,356
Trustees’ fees payable	1,237	500	1,167
Due to custodian	—	8,569	—
Accrued expenses	39,861	31,861	50,145
Total Liabilities	121,784	122,124	75,668
Total Net Assets	$123,045,223	$44,285,435	$107,562,934

Net Assets:
Par value (Note 5)	$76	$30	$73
Paid-in capital in excess of par value	89,387,430	37,408,472	97,191,943
Undistributed net investment income	165,147	131,062	750,157
Accumulated net realized gain (loss) on Underlying Funds, investments, capital gain distributions from Underlying Funds, and foreign currency transactions	3,590,228	(3,192,531)	(9,447,859)
Net unrealized appreciation on Underlying Funds	29,902,342	9,938,402	19,068,620
Total Net Assets	$123,045,223	$44,285,435	$107,562,934

Shares Outstanding	7,553,584	3,016,673	7,296,198

Net Asset Value	$16.29	$14.68	$14.74

See Notes to Financial Statements.

8	QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended June 30, 2015

	QS Legg Mason Variable Growth	QS Legg Mason Variable Moderate Growth	QS Legg Mason Variable Conservative Growth

Investment Income:
Income distributions from affiliated Underlying Funds	$261,198	$206,109	$867,568
Dividends from unaffiliated investments	1,898	585	724
Interest	99	30	84
Total Investment Income	263,195	206,724	868,376

Expenses:
Audit and tax fees	14,411	14,294	14,386
Shareholder reports	12,289	7,508	21,136
Legal fees	11,655	12,070	11,722
Fund accounting fees	6,065	2,344	5,681
Trustees’ fees	4,042	1,515	3,658
Insurance	1,472	791	1,432
Transfer agent fees	606	527	604
Custody fees	12	9	17
Miscellaneous expenses	641	595	636
Total Expenses	51,193	39,653	59,272
Net Investment Income	212,002	167,071	809,104

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments, Capital Gain Distributions from Underlying Funds, and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	11,323,597	4,955,112	8,332,151
Investment transactions (Note 3)	15,379	3,104	(2,685)
Capital gain distributions from affiliated Underlying Funds	2,155	633	1,132
Foreign currency transactions	3,323	953	908
Net Realized Gain	11,344,454	4,959,802	8,331,506
Change in Net Unrealized Appreciation (Depreciation) on Underlying Funds	(8,700,553)	(4,259,479)	(7,457,526)
Net Gain on Underlying Funds, Investments, Capital Gain Distributions from Underlying Funds, and Foreign Currency Transactions	2,643,901	700,323	873,980
Increase in Net Assets from Operations	$2,855,903	$867,394	$1,683,084

See Notes to Financial Statements.

QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report	9

Statements of changes in net assets

QS Legg Mason Variable Growth

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$212,002	$1,427,032
Net realized gain	11,344,454	7,711,878
Change in net unrealized appreciation (depreciation)	(8,700,553)	(3,396,998)
Increase in Net Assets from Operations	2,855,903	5,741,912

Distributions to Shareholders From (Note 1):
Net investment income	(50,004)	(2,225,013)
Net realized gains	(3,943,171)	(3,949,513)
Decrease in Net Assets from Distributions to Shareholders	(3,993,175)	(6,174,526)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	675,653	1,964,079
Reinvestment of distributions	3,993,175	6,174,526
Cost of shares repurchased	(4,938,403)	(12,855,052)
Decrease in Net Assets from Portfolio Share Transactions	(269,575)	(4,716,447)
Decrease in Net Assets	(1,406,847)	(5,149,061)

Net Assets:
Beginning of period	124,452,070	129,601,131
End of period*	$123,045,223	$124,452,070
* Includes undistributed net investment income of:	$165,147	$3,149

See Notes to Financial Statements.

10	QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report

QS Legg Mason Variable Moderate Growth

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$167,071	$726,013
Net realized gain	4,959,802	4,422,969
Change in net unrealized appreciation (depreciation)	(4,259,479)	(2,717,771)
Increase in Net Assets from Operations	867,394	2,431,211

Distributions to Shareholders From (Note 1):
Net investment income	(125,001)	(925,005)
Decrease in Net Assets from Distributions to Shareholders	(125,001)	(925,005)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	156,740	414,282
Reinvestment of distributions	125,001	925,005
Cost of shares repurchased	(4,381,967)	(7,963,137)
Decrease in Net Assets from Portfolio Share Transactions	(4,100,226)	(6,623,850)
Decrease in Net Assets	(3,357,833)	(5,117,644)

Net Assets:
Beginning of period	47,643,268	52,760,912
End of period*	$44,285,435	$47,643,268
* Includes undistributed net investment income of:	$131,062	$88,992

See Notes to Financial Statements.

QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report	11

Statements of changes in net assets (cont’d)

QS Legg Mason Variable Conservative Growth

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$809,104	$2,541,386
Net realized gain	8,331,506	7,546,053
Change in net unrealized appreciation (depreciation)	(7,457,526)	(4,253,808)
Increase in Net Assets from Operations	1,683,084	5,833,631

Distributions to Shareholders From (Note 1):
Net investment income	(50,004)	(2,925,003)
Decrease in Net Assets from Distributions to Shareholders	(50,004)	(2,925,003)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	1,883,477	3,297,012
Reinvestment of distributions	50,004	2,925,003
Cost of shares repurchased	(10,201,518)	(20,569,845)
Decrease in Net Assets from Portfolio Share Transactions	(8,268,037)	(14,347,830)
Decrease in Net Assets	(6,634,957)	(11,439,202)

Net Assets:
Beginning of period	114,197,891	125,637,093
End of period*	$107,562,934	$114,197,891
* Includes undistributed (overdistributed) net investment income, respectively, of:	$750,157	$(8,943)

See Notes to Financial Statements.

12	QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report

Financial highlights

QS Legg Mason Variable Growth

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2015[1,2]	2014[1]	2013[1]	2012[1]	2011	2010

Net asset value, beginning of period	$16.45	$16.51	$13.26	$11.65	$12.11	$10.63

Income (loss) from operations:
Net investment income	0.03	0.19	0.15	0.23 [3]	0.20 [3]	0.18
Net realized and unrealized gain (loss)	0.36	0.59	3.35	1.61	(0.48)	1.48
Total income (loss) from operations	0.39	0.78	3.50	1.84	(0.28)	1.66

Less distributions from:
Net investment income	(0.01)	(0.30)	(0.25)	(0.23)	(0.18)	(0.18)
Net realized gains	(0.54)	(0.54)	—	—	—	—
Total distributions	(0.55)	(0.84)	(0.25)	(0.23)	(0.18)	(0.18)

Net asset value, end of period	$16.29	$16.45	$16.51	$13.26	$11.65	$12.11
Total return[4]	2.27%	4.69%	26.50%	15.89%	(2.31)%	15.70%[5]

Net assets, end of period (000s)	$123,045	$124,452	$129,601	$111,929	$100,037	$103,838

Ratios to average net assets:
Gross expenses[6]	0.08%[7]	0.08%	0.11%	0.11%	0.11%	0.15%
Net expenses[6,8]	0.08 [7]	0.08	0.11	0.11	0.11	0.15
Net investment income	0.34 [7]	1.12	0.98	1.85 [3]	1.64 [3]	1.65

Portfolio turnover rate	45%[9]	19%	9%	14%	40%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 15.60%.

[6]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report	13

Financial highlights (cont’d)

QS Legg Mason Variable Moderate Growth

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2015[1,2]	2014[1]	2013[1]	2012[1]		2011	2010

Net asset value, beginning of period	$14.46	$14.05	$11.71	$10.47		$10.74	$9.53

Income (loss) from operations:
Net investment income	0.05	0.21	0.15	0.21	[3]	0.22 [3]	0.22
Net realized and unrealized gain (loss)	0.21	0.48	2.40	1.31		(0.28)	1.20
Total income (loss) from operations	0.26	0.69	2.55	1.52		(0.06)	1.42

Less distributions from:
Net investment income	(0.04)	(0.28)	(0.21)	(0.28)		(0.21)	(0.21)
Total distributions	(0.04)	(0.28)	(0.21)	(0.28)		(0.21)	(0.21)

Net asset value, end of period	$14.68	$14.46	$14.05	$11.71		$10.47	$10.74
Total return[4]	1.80%	4.91%	21.82%	14.60%		(0.58)%	15.01%[5]

Net assets, end of period (000s)	$44,285	$47,643	$52,761	$52,113		$56,301	$69,946

Ratios to average net assets:
Gross expenses[6]	0.17%[7]	0.16%	0.18%	0.17%		0.14%	0.20%
Net expenses[6,8]	0.17 [7]	0.16	0.18	0.17	[9]	0.14	0.18 [9]
Net investment income	0.73 [7]	1.44	1.17	1.90	[3]	1.83 [3]	2.02

Portfolio turnover rate	46%[10]	17%	9%	11%		30%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 14.79%.

[6]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

14	QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report

QS Legg Mason Variable Conservative Growth

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2015[1,2]	2014[1]	2013[1]	2012[1]	2011	2010

Net asset value, beginning of period	$14.54	$14.22	$12.58	$11.43	$11.60	$10.45

Income (loss) from operations:
Net investment income	0.11	0.31	0.24	0.29 [3]	0.30 [3]	0.34
Net realized and unrealized gain (loss)	0.10	0.39	1.69	1.20	(0.16)	1.15
Total income from operations	0.21	0.70	1.93	1.49	0.14	1.49

Less distributions from:
Net investment income	(0.01)	(0.38)	(0.29)	(0.34)	(0.31)	(0.34)
Total distributions	(0.01)	(0.38)	(0.29)	(0.34)	(0.31)	(0.34)

Net asset value, end of period	$14.74	$14.54	$14.22	$12.58	$11.43	$11.60
Total return[4]	1.42%	4.91%	15.33%	13.10%	1.17%	14.35%[5]

Net assets, end of period (000s)	$107,563	$114,198	$125,637	$116,560	$114,975	$125,315

Ratios to average net assets:
Gross expenses[6]	0.11%[7]	0.10%	0.10%	0.10%	0.09%	0.13%
Net expenses[6,8]	0.11 [7]	0.10	0.10	0.10	0.09	0.13
Net investment income	1.45 [7]	2.09	1.77	2.39 [3]	2.44 [3]	2.89

Portfolio turnover rate	46%[9]	17%	13%	14%	37%	20%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 14.25%.

[6]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Variable Growth (formerly QS Legg Mason Variable Lifestyle Allocation 85%) (“Growth”), QS Legg Mason Variable Moderate Growth (formerly QS Legg Mason Variable Lifestyle Allocation 70%) (“Moderate Growth”) and QS Legg Mason Variable Conservative Growth (formerly QS Legg Mason Variable Lifestyle Allocation 50%) (“Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Effective May 1, 2015, each Portfolio’s name, investment policies and strategies were changed.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

16	QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Growth	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$122,922,799	—	—	$122,922,799
Short-term investments†	88,627	—	—	88,627
Total investments	$123,011,426	—	—	$123,011,426

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$44,307,191	—	—	$44,307,191

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$107,512,828	—	—	$107,512,828
Short-term investments†	125,271	—	—	125,271
Total investments	$107,638,099	—	—	$107,638,099

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolios may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolios acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolios to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolios’ holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if

QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

the market value of the collateral declines during the period in which the Portfolios seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolios determine the existence of a dividend declaration after exercising reasonable due diligence. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios’ intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) is each Portfolio’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason. The Portfolios do not pay a management fee or subadviser fee.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of the Portfolios’ cash and short-term instruments allocated to Western Asset.

The Portfolios bear all expenses incurred in their operations, subject to LMPFA’s agreement to waive fees and/or reimburse expenses incurred directly by the Portfolios, such that each Portfolio’s total annual operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds)) are not expected to exceed 0.20% of each Portfolio’s average daily net assets. The investment manager is permitted to recapture amounts waived and/or reimbursed to the Portfolios during the same fiscal year if the Portfolios’ total annual operating expenses have fallen to a level below the limit described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolios, in the Portfolios’ total annual operating expenses exceeding this limit or any other lower limit then in effect. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administration fees ranged from 0.45% to 1.15% of the average daily net assets of the Underlying Funds.

18	QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report

Legg Mason Investor Services, LLC a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolios’ sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth*	$55,636,352	$59,753,136
Moderate Growth**	21,150,742	25,176,595
Conservative Growth***	51,052,700	58,460,832

*	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $14,032,560 and $14,054,025, respectively.

**	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $4,824,886 and $4,829,730, respectively.

***	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $8,089,055 and $8,088,049, respectively.

During the six months ended June 30, 2015, each Portfolio received securities in lieu of cash proceeds from the sale of three of their Underlying Funds: ClearBridge Aggressive Growth Fund, ClearBridge International Value Fund and QS Batterymarch U.S. Large Cap Equity Fund. Subsequently, the securities were sold. The realized gains and losses and currency gains and losses from the sale of these securities are noted in the Statements of Operations.

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth	$30,533,996	$(631,654)	$29,902,342
Moderate Growth	10,149,318	(210,916)	9,938,402
Conservative Growth	19,636,080	(567,460)	19,068,620

4. Derivative instruments and hedging activities

During the six months ended June 30, 2015, the Portfolios did not invest in any derivative instruments.

5. Shares of beneficial interest

At June 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Portfolios were as follows:

	Six Months Ended June 30, 2015	Year Ended December 31, 2014

Growth
Shares sold	40,016	116,989
Shares issued on reinvestment	239,830	368,494
Shares repurchased	(293,607)	(765,946)
Net decrease	(13,761)	(280,463)

Moderate Growth
Shares sold	10,633	29,118
Shares issued on reinvestment	8,361	63,365
Shares repurchased	(297,829)	(552,354)
Net decrease	(278,835)	(459,871)

Conservative Growth
Shares sold	127,716	224,753
Shares issued on reinvestment	3,349	199,691
Shares repurchased	(689,220)	(1,404,943)
Net decrease	(558,155)	(980,499)

QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

6. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2015. The following transactions were effected in shares of such Underlying Funds for the six months ended June 30, 2015.

	Affiliate Value at December 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Growth		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$14,394,676	$3,036,000	157,101	$3,222,213	174,727	—	—	$14,066,302	$190,630
QS Batterymarch International Equity Fund, Class IS Shares	13,104,169	4,892,000	309,170	3,398,812	228,336	—	—	15,506,621	(79,398)
QS Legg Mason Strategic Real Return Fund, Class IS Shares	8,376,646	680,000	54,088	1,289,397	93,121	—	—	7,774,528	(109,452)
ClearBridge Aggressive Growth Fund, Class IS Shares	13,068,761	2,273,000	9,873	1,980,950	29,630	—	—	8,932,636	4,898,032
ClearBridge Appreciation Fund, Class IS Shares	14,372,234	2,780,000	134,807	5,661,470	318,187	—	—	10,731,700	954,970
ClearBridge International Value Fund, Class IS Shares	13,598,855	1,052,000	98,498	7,030,044	844,336	—	—	6,312,127	1,899,757
ClearBridge Large Cap Growth Fund, Class IS Shares	—	3,502,000	97,977	70,125	1,960	—	—	3,385,570	(192)
ClearBridge Mid Cap Core Fund, Class IS Shares	6,396,012	846,155	23,796	499,156	17,342	—	$2,155	6,976,589	98,271
ClearBridge Small Cap Growth Fund, Class IS Shares	9,137,740	3,199,000	106,545	736,818	27,447	—	—	11,682,559	77,232
QS Batterymarch Global Dividend Fund, Class IS Shares	—	12,827,342	1,135,341	298,847	26,447	$24,342	—	12,297,636	(1,489)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	14,343,449	2,637,000	153,687	3,505,913	377,124	—	—	10,689,215	2,993,359
Royce Small-Cap Value Fund, Institutional Class Shares*	8,866,582	2,205,000	183,028	713,413	59,430	—	—	10,457,433	6,262
Western Asset Core Plus Bond Fund, Class IS Shares	1,085,537	6,598,774	562,526	7,161,925	625,415	63,775	—	349,259	189,118
Western Asset High Yield Fund, Class IS Shares	6,716,098	128,998	14,990	6,254,106	720,604	118,998	—	680,702	(40,060)
Western Asset Total Return Unconstrained Fund, Class IS Shares	960,312	5,814,083	558,490	6,550,193	650,651	54,083	—	—	246,942
Western Asset Macro Opportunities Fund, Class IS Shares	—	3,165,000	289,401	60,688	5,537	—	—	3,079,922	(385)
	$124,421,071	$55,636,352	—	$48,434,070	—	$261,198	$2,155	$122,922,799	$11,323,597

*	Formerly Royce Value Fund.

	Affiliate Value at December 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Moderate Growth		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$4,814,718	$1,000,000	51,642	$1,115,954	61,385	—	—	$4,629,957	$80,960
QS Batterymarch International Equity Fund, Class IS Shares	3,588,836	1,511,000	95,486	1,301,351	88,182	—	—	4,016,118	(4,522)
QS Legg Mason Strategic Real Return Fund, Class IS Shares	3,220,147	235,000	18,688	648,079	48,703	—	—	2,800,157	(31,495)

20	QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report

	Affiliate Value at December 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Moderate Growth (cont’d)		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$4,327,188	$848,000	3,675	$622,829	11,481	—	—	$2,667,949	$2,044,688
ClearBridge Appreciation Fund, Class IS Shares	4,805,448	958,000	46,394	1,957,373	112,732	—	—	3,484,623	385,866
ClearBridge International Value Fund, Class IS Shares	4,127,895	416,000	38,741	2,375,984	283,952	—	—	1,718,290	619,788
ClearBridge Large Cap Growth Fund, Class IS Shares	—	1,235,000	34,549	50,089	1,400	—	—	1,168,834	(134)
ClearBridge Mid Cap Core Fund, Class IS Shares	2,140,712	115,633	3,261	247,608	9,291	—	$633	2,047,961	72,115
ClearBridge Small Cap Growth Fund, Class IS Shares	2,428,636	1,149,000	38,267	330,009	13,294	—	—	3,224,435	65,577
QS Batterymarch Global Dividend Fund, Class IS Shares	—	4,718,785	417,682	197,420	17,471	$8,785	—	4,438,341	(996)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	4,796,956	934,000	54,359	1,407,254	158,815	—	—	3,068,232	1,333,873
Royce Small-Cap Value Fund, Institutional Class Shares*	2,355,261	526,000	43,663	336,275	28,523	—	—	2,566,252	7,206
Western Asset Core Bond Fund, Class IS Shares	—	772,552	62,764	35,336	2,866	1,552	—	731,960	(234)
Western Asset Core Plus Bond Fund, Class IS Shares	4,417,098	2,913,512	248,813	2,128,119	181,391	84,512	—	5,139,330	10,658
Western Asset High Yield Fund, Class IS Shares	3,107,749	74,665	8,668	2,382,530	269,730	54,665	—	872,598	(63,472)
Western Asset Total Return Unconstrained Fund, Class IS Shares	3,510,159	1,926,595	185,050	5,017,880	521,918	56,595	—	—	435,715
Western Asset Macro Opportunities Fund, Class IS Shares	—	1,817,000	166,104	70,784	6,458	—	—	1,732,154	(481)
	$47,640,803	$21,150,742	—	$20,224,874	—	$206,109	$633	$44,307,191	$4,955,112

*	Formerly Royce Value Fund.

	Affiliate Value at December 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Conservative Growth		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$8,010,781	$1,964,000	101,432	$2,121,881	116,280	—	—	$7,729,929	$150,949
QS Batterymarch International Equity Fund, Class IS Shares	6,238,011	935,000	59,865	2,430,302	159,583	—	—	5,232,680	(97,402)
QS Legg Mason Strategic Real Return Fund, Class IS Shares	7,702,306	617,000	49,060	1,491,131	111,154	—	—	6,819,553	(83,519)
ClearBridge Aggressive Growth Fund, Class IS Shares	6,857,026	1,610,000	6,975	1,820,579	19,344	—	—	4,227,799	2,679,480
ClearBridge Appreciation Fund, Class IS Shares	7,996,790	1,899,000	91,951	3,230,134	190,347	—	—	6,046,183	727,373
ClearBridge International Value Fund, Class IS Shares	6,153,417	779,000	72,515	3,151,444	356,237	—	—	3,421,290	574,550
ClearBridge Large Cap Growth Fund, Class IS Shares	—	1,825,000	51,054	90,411	2,527	—	—	1,711,074	(494)
ClearBridge Mid Cap Core Fund, Class IS Shares	3,935,051	141,132	3,984	454,629	17,899	—	$1,132	3,665,362	167,739
ClearBridge Small Cap Growth Fund, Class IS Shares	4,588,983	3,134,000	104,393	610,892	23,548	—	—	7,110,110	92,420
QS Batterymarch Global Dividend Fund, Class IS Shares	—	11,499,252	1,017,933	562,814	49,807	$21,252	—	10,736,523	(3,720)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	7,980,956	1,804,000	104,996	2,920,276	324,275	—	—	4,329,636	2,686,938
Royce Small-Cap Value Fund, Institutional Class Shares*	4,452,848	150,000	12,346	1,095,173	97,059	—	—	3,496,228	73,963

QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Conservative Growth (cont’d)		Cost	Shares	Cost	Shares
Western Asset Core Bond Fund, Class IS Shares	—	$9,875,814	801,876	$479,301	38,873	$19,814	—	$9,323,900	$(2,691)
Western Asset Core Plus Bond Fund, Class IS Shares	$27,736,954	6,721,110	573,663	9,458,449	833,676	441,110	—	24,413,205	318,042
Western Asset High Yield Fund, Class IS Shares	9,386,177	346,449	40,177	5,410,060	600,970	206,449	—	4,575,288	(239,609)
Western Asset Total Return Unconstrained Fund, Class IS Shares	13,019,602	2,793,943	268,316	14,571,153	1,517,798	178,943	—	—	1,289,679
Western Asset Macro Opportunities Fund, Class IS Shares	—	4,958,000	452,927	242,620	22,137	—	—	4,674,068	(1,547)
	$114,058,902	$51,052,700	—	$50,141,249	—	$867,568	$1,132	$107,512,828	$8,332,151

*	Formerly Royce Value Fund.

7. Capital loss carryforward

As of December 31, 2014, the Portfolios had the following net capital loss carryforwards remaining:

Year of Expiration	Growth	Moderate Growth	Conservative Growth
12/31/2017	—	$(2,328,848)	$(7,912,229)
12/31/2018	—	(2,103,896)	(2,322,572)
	—	$(4,432,744)	$(10,234,801)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

22	QS Legg Mason Variable Asset Allocation Series 2015 Semi-Annual Report

QS Legg Mason

Variable Asset Allocation Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust*

President

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

QS Legg Mason Variable Asset Allocation Series

QS Legg Mason Variable Growth

QS Legg Mason Variable Moderate Growth

QS Legg Mason Variable Conservative Growth

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

QS Legg Mason Variable Asset Allocation Series

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolios at 1-877-721-1926.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-721-1926, (2) on the Portfolios’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Legg Mason Variable Growth, QS Legg Mason Variable Moderate Growth and QS Legg Mason Variable Conservative Growth. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01325 8/15 SR15-2547

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: August 21, 2015